Quarterly Financial Information	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
17. Quarterly Financial Information (Unaudited)

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year
2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2010
Net sales	$112,705	129,281	157,582	207,925	607,493
Net earnings	436	5,966	14,547	23,897	44,846
Basic earnings per share:
Net earnings	0.02	0.23	0.55	0.90	1.70
Diluted earnings per share:
Net earnings	0.02	0.22	0.55	0.89	1.68
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

See Notes 2 and 3 of Notes to Consolidated Financial Statements for discussion of acquisition and divestiture activity.

During the fourth quarter of 2011, the Company recorded a $6.5 million charge related to the write-down of certain Aclara inventory which was determined to be obsolete as next generation AMI products are currently being offered for sale and a $6.6 million gain representing the revaluation of a contingent consideration liability related to a previous acquisition.